Finance income and finance expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income and costs
Interest income	$ 235		$ 334	$ 0	$ 0	$ 7	$ 12
Foreign exchange gain	1,534	$ 775	409			1,991	411
Finance income - total	1,769	775	743		10,159	1,998	423
Foreign exchange loss				(997)	(2,809)
Bank charges	(114)	(58)	(229)	(106)	(320)	(175)	(87)
Unwinding of discount on the put option liability	(34)		(101)
Interest expense	(9)	(6)	(20)	(14)	(91)	(45)	(96)
Finance expenses - total	$ (157)	$ (64)	$ (350)	$ (1,117)	$ (3,220)	$ (220)	$ (183)